Consolidated Statements of Operations and Comprehensive Loss (Successor Basis) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Revenue
Healthcare service income		$ 383,450
Operating expenses
Cost of healthcare service		(318,011)
Research and development expenses	(2,560,323)	(3,101,432)
General and administrative fees	(1,480,093)	(4,919,626)
Legal and professional fees	(1,395,490)	(1,811,770)
Other operating expenses	(257,177)	(560,709)
Total expenses	(5,693,083)	(10,711,548)
Other (loss) income
Gain on investments in marketable securities, net	3,912,500	501,522
Loss on investments in derivatives, net	(827,501)	(974,444)
Changes in fair value of warrant liabilities		124,726
Interest (expense) income, net	44,269	(4,458,191)
Dividend income	2,308
Total other (loss) income, net	3,131,576	(4,806,387)
Net loss	(2,561,507)	(15,134,485)
Less: net loss attributable to non-controlling interests	(14,045)	(302,762)
Net loss attributable to Aptorum Group Limited	$ (2,547,462)	$ (14,831,723)
Net loss per share - basic and diluted	$ (0.09)	$ (0.53)
Weighted-average shares outstanding - basic and diluted	26,963,435	27,909,788
Net loss	$ (2,561,507)	$ (15,134,485)
Other Comprehensive loss
Unrealized loss on investments in available-for-sale securities	(367,782)	(1,122,251)
Exchange differences on translation of foreign operations		5,345
Other Comprehensive loss	(367,782)	(1,116,906)
Comprehensive loss	(2,929,289)	(16,251,391)
Less: comprehensive loss attributable to non-controlling interests	(14,045)	(302,762)
Comprehensive loss attributable to the shareholders of Aptorum Group Limited	$ (2,915,244)	$ (15,948,629)